Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		¥ 173,849		¥ 0
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	566		18
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	18,937		1,095
Gains or losses (realized/ unrealized), asset, total		19,503		1,113
Purchases, asset	[3]	4,467		2,457
Sales, asset		(66,078)		(5,776)
Settlements, asset	[4]	(35,175)		0
Transfers in and/or out of Level 3 (net), asset		0		176,055
Ending Balance, asset		96,566		173,849		¥ 0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0		18
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	18,937		1,095
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		243,602		141,060		133,457
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	13,906		3,788		7,041
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	17,117		1,238		6,941
Gains or losses (realized/ unrealized), asset, total		31,023		5,026		13,982
Purchases, asset	[3]	68,295		116,175		51,644
Sales, asset		(15,041)		(9,100)		(9,465)
Settlements, asset	[4]	(15,400)		(9,559)		(48,558)
Transfers in and/or out of Level 3 (net), asset		6,818		0		0
Ending Balance, asset		319,297		243,602		141,060
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	12,918		3,458		2,445
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	18,018		1,713		7,116
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		3,331		3,053		2,761
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(75)		0		0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	866		278		292
Gains or losses (realized/ unrealized), asset, total		791		278		292
Purchases, asset	[3]	0		0		0
Sales, asset		0		0		0
Settlements, asset	[4]	(18)		0		0
Transfers in and/or out of Level 3 (net), asset		6,818		0		0
Ending Balance, asset		10,922		3,331		3,053
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(75)		0		0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	809		278		291
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		4,737		697		1,021
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	974		89		0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	1		(1)		(1)
Gains or losses (realized/ unrealized), asset, total		975		88		(1)
Purchases, asset	[3]	14		5,922		0
Sales, asset		0		(1,554)		0
Settlements, asset	[4]	(140)		(416)		(323)
Transfers in and/or out of Level 3 (net), asset		0		0		0
Ending Balance, asset		5,586		4,737		697
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	608		(16)		0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	1		0		(1)
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		0
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	286
Gains or losses (realized/ unrealized), asset, total		286
Purchases, asset	[3]	6,879
Sales, asset		0
Settlements, asset	[4]	0
Transfers in and/or out of Level 3 (net), asset		0
Ending Balance, asset		7,165		0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	282
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		235,534		137,310		129,675
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	13,007		3,699		7,041
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	15,964		961		6,650
Gains or losses (realized/ unrealized), asset, total		28,971		4,660		13,691
Purchases, asset	[3]	61,402		110,253		51,644
Sales, asset		(15,041)		(7,546)		(9,465)
Settlements, asset	[4]	(15,242)		(9,143)		(48,235)
Transfers in and/or out of Level 3 (net), asset		0		0		0
Ending Balance, asset		295,624		235,534		137,310
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	12,385		3,474		2,445
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	16,926		1,435		6,826
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		143,074		112,972		91,410
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(841)		22,823		16,350
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	18,617		9,647		8,779
Gains or losses (realized/ unrealized), asset, total		17,776		32,470		25,129
Purchases, asset	[3]	4,675		7,191		24,606
Sales, asset		(495)		(7,223)		(26,795)
Settlements, asset	[4]	(2,173)		(2,336)		(768)
Transfers in and/or out of Level 3 (net), asset		0		0		(610)
Ending Balance, asset		162,857		143,074		112,972
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,097)		22,113		4,555
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	18,617		9,514		8,743
Fair Value, Measurements, Recurring | Level 3 | Equity securities | Investment funds, and others
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		143,074		112,972		91,410
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(841)		22,823		16,350
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	18,617		9,647		8,779
Gains or losses (realized/ unrealized), asset, total		17,776		32,470		25,129
Purchases, asset	[3]	4,675		7,191		24,606
Sales, asset		(495)		(7,223)		(26,795)
Settlements, asset	[4]	(2,173)		(2,336)		(768)
Transfers in and/or out of Level 3 (net), asset		0		0		(610)
Ending Balance, asset		162,857		143,074		112,972
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,097)		22,113		4,555
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	18,617		9,514		8,743
Fair Value, Measurements, Recurring | Level 3 | Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		(7,824)		(3,772)		13,790
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	10,595		(2,845)		(18,340)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(487)		(1,207)		778
Gains or losses (realized/ unrealized), asset, total		10,108		(4,052)		(17,562)
Purchases, asset	[3]	0		0		0
Sales, asset		0		0		0
Settlements, asset	[4]	0		0		0
Transfers in and/or out of Level 3 (net), asset		0		0		0
Ending Balance, asset		2,284		(7,824)		(3,772)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	10,595		(2,845)		(18,340)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(487)		(1,207)		778
Fair Value, Measurements, Recurring | Level 3 | Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		(7,824)		(3,772)		13,790
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	10,595		(2,845)		(18,340)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(487)		(1,207)		778
Gains or losses (realized/ unrealized), asset, total		10,108		(4,052)		(17,562)
Purchases, asset	[3]	0		0		0
Sales, asset		0		0		0
Settlements, asset	[4]	0		0		0
Transfers in and/or out of Level 3 (net), asset		0		0		0
Ending Balance, asset		2,284		(7,824)		(3,772)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	10,595		(2,845)		(18,340)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(487)		(1,207)		778
Fair Value, Measurements, Recurring | Level 3 | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		4,676		5,214		6,297
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(2,711)		(1,286)		(2,146)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0		0		0
Gains or losses (realized/ unrealized), asset, total		(2,711)		(1,286)		(2,146)
Purchases, asset	[3]	971		1,153		1,835
Sales, asset		0		0		0
Settlements, asset	[4]	(150)		(405)		(772)
Transfers in and/or out of Level 3 (net), asset		0		0		0
Ending Balance, asset		2,786		4,676		5,214
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(2,711)		(1,286)		(2,146)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0		0		0
Fair Value, Measurements, Recurring | Level 3 | Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	[5]	4,676		5,214		6,297
Gains or losses (realized/ unrealized), included in earnings, asset	[1],[5]	(2,711)		(1,286)		(2,146)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	[5]	0	[5]	0	[1]
Gains or losses (realized/ unrealized), asset, total	[5]	(2,711)		(1,286)		(2,146)
Purchases, asset	[3],[5]	971		1,153		1,835
Sales, asset	[5]	0		0		0
Settlements, asset	[4],[5]	(150)		(405)		(772)
Transfers in and/or out of Level 3 (net), asset	[5]	0		0		0
Ending Balance, asset	[5]	2,786		4,676		5,214
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(2,711)		(1,286)		(2,146)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	[5]	0	[5]	0	[1]
Fair Value, Measurements, Recurring | Level 3 | Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		163,734		198,905		266,422
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(30,205)		6,343		(1,743)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(265)		74		(467)
Gains or losses (realized/ unrealized), liability, total		(30,470)		6,417		(2,210)
Purchases, liability	[3]	0		0		0
Sales, liability		0		0		0
Settlements, liability	[4]	(26,997)		(28,754)		(69,727)
Transfers in and/or out of Level 3 (net), liability		0		0		0
Ending Balance, liability		167,207		163,734		198,905
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(30,205)		6,343		(1,743)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(265)		74		(467)
Fair Value, Measurements, Recurring | Level 3 | Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	[6]	163,734		198,905		266,422
Gains or losses (realized/ unrealized), included in earnings, liability	[1],[6]	(30,205)		6,343		(1,743)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2],[6]	(265)		74		(467)
Gains or losses (realized/ unrealized), liability, total	[6]	(30,470)		6,417		(2,210)
Purchases, liability	[3],[6]	0		0		0
Sales, liability	[6]	0		0		0
Settlements, liability	[4]	(26,997)	[6]	(28,754)	[6]	(69,727)	[5]
Transfers in and/or out of Level 3 (net), liability	[6]	0		0		0
Ending Balance, liability	[6]	167,207		163,734		198,905
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	(30,205)		6,343		(1,743)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	(265)		74		¥ (467)
Fair Value, Measurements, Recurring | Level 3 | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		12,576
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(47)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(1,513)
Gains or losses (realized/ unrealized), liability, total		(1,560)
Purchases, liability	[3]	0
Sales, liability		0
Settlements, liability	[4]	0
Transfers in and/or out of Level 3 (net), liability		0
Ending Balance, liability		14,136		12,576
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(47)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(1,513)
Fair Value, Measurements, Recurring | Level 3 | Accounts Payable | Contingent Consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		12,576
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(47)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(1,513)
Gains or losses (realized/ unrealized), liability, total		(1,560)
Purchases, liability	[3]	0
Sales, liability		0
Settlements, liability	[4]	0
Transfers in and/or out of Level 3 (net), liability		0
Ending Balance, liability		14,136		¥ 12,576
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(47)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	¥ (1,513)

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments”.
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[6]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.